Note 5 - Transactions With Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Six Month Period Ended June 30,
	2017	2018	Presented in:
Executive officers and other personnel expenses	1,200	1,200	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares	-	(17)	Management fees - related parties - Statement of comprehensive loss
Total	1,200	1,183
	Six Months Ended June 30,
	2017	2018	Presented in:
Management fees	34	-	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,081	1,159	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	8	27	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	43	43	Vessel operating expenses -Statement of comprehensive loss
	15	15	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	88	113	Management fees - related parties -Statement of comprehensive loss
Financing fees	-	24	Short-term debt – Balance sheet
Commission for sale and purchase of vessels	707	1,749	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	236	245	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	1,250	Management fees - related parties -Statement of comprehensive loss
Total	3,462	4,625